Unaudited Condensed Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Revenue:
Revenues	$ 99,748	$ 67,346
Revenues - related party (Note 3)	19,203	36,052
Total Revenues	118,951	103,398
Expenses:
Voyage expenses	4,012	2,411
Voyage expenses - related party (Note 3)	189	206
Vessel operating expenses	32,691	27,636
Vessel operating expenses - related party (Note 3)	5,301	5,863
General and administrative expenses (Note 3)	2,721	3,173
Vessel depreciation and amortization	35,390	29,412
Operating income	38,647	34,697
Other income / (expense), net:
Interest expense and finance cost	(12,059)	(9,525)
Interest and other income	387	1,088
Total other expense, net	(11,672)	(8,437)
Partnership's net income	26,975	26,260
Preferred unit holders' interest in Partnership's net income	5,550	5,628
General Partner's interest in Partnership's net income	426	411
Common unit holders' interest in Partnership's net income	$ 20,999	$ 20,221
Net income per (Note 10):
Common unit basic and diluted	$ 0.17	$ 0.18
Weighted-average units outstanding:
Common units basic and diluted	119,559,456	110,427,242
Total comprehensive income:	$ 26,975	$ 26,260